Subsequent Events (Details) - Subsequent Event - Capitol Investment Corp. V - USD ($)			1 Months Ended
	Jul. 15, 2021	Apr. 20, 2021	Jul. 31, 2021
Subsequent Event [Line Items]
Promissory notes issued	$ 370,000	$ 370,000
Payments of loan costs			$ 627,000